Stock Plans (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Option [Member]
Weighted Average Assumptions Used
Dividend yield	1.60%	1.80%	4.10%
Expected volatility	40.00%	41.00%	36.00%
Risk-free interest rate	2.30%	2.80%	2.10%
Expected life of stock option (in years)	6.2	6.2	4.8
Weighted-average fair value per option	$ 16.21	$ 14.11	$ 4.54